Organization and Nature of Operations - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Service agreement, contractual term, minimum	10 years
Notice to terminate contractual agreement, period required	30 days
Professional fees	$ 53,843,706	$ 32,889,678	$ 20,034,954
Shareholder voting rights agreement, term, minimum	10 years
Notice to terminate shareholder voting rights agreement, period requirement	30 days
Exclusive option agreement, term, minimum	10 years
Notice to terminate exclusive option agreement, period requirement	30 days
Agora IO Hongkong Limited
Variable Interest Entity [Line Items]
Percent ownership of subsidiary	100.00%
Agora IO Hongkong Limited | Agora IO, Inc
Variable Interest Entity [Line Items]
Percentage of shares contributed	100.00%